SHAREHOLDERS' EQUITY (Schedule of Option Activity by Price Range) (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Outstanding
Number of options | shares	2,659,166
Weighted average remaining contractual life (years)	92 years 9 months 14 days
Weighted average exercise price	$ 0.35
Exercisable
Number of options | shares	136,429
Weighted average remaining contractual life (years)	1 year 6 months 14 days
Weighted average exercise price	$ 6.78
$0.00 [Member]
Outstanding
Range of exercise price	$ 0
Number of options | shares	2,522,737
Weighted average remaining contractual life (years)	97 years 8 months 23 days
Weighted average exercise price	$ 0
Exercisable
Number of options | shares	0
Weighted average exercise price	$ 0
$2.87 – $3.38 [Member]
Outstanding
Range of exercise price, minimum	2.87
Range of exercise price, maximum	$ 3.38
Number of options | shares	11,360
Weighted average remaining contractual life (years)	6 months 18 days
Weighted average exercise price	$ 3.34
Exercisable
Number of options | shares	11,360
Weighted average remaining contractual life (years)	6 months 18 days
Weighted average exercise price	$ 3.34
$4.25 – $5.90 [Member]
Outstanding
Range of exercise price, minimum	4.25
Range of exercise price, maximum	$ 5.9
Number of options | shares	45,226
Weighted average remaining contractual life (years)	10 months 24 days
Weighted average exercise price	$ 5.08
Exercisable
Number of options | shares	45,226
Weighted average remaining contractual life (years)	10 months 24 days
Weighted average exercise price	$ 5.08
$6.23 – $6.56 [Member]
Outstanding
Range of exercise price, minimum	6.23
Range of exercise price, maximum	$ 6.56
Number of options | shares	67,001
Weighted average remaining contractual life (years)	1 year 11 months 26 days
Weighted average exercise price	$ 6.5
Exercisable
Number of options | shares	67,001
Weighted average remaining contractual life (years)	1 year 11 months 26 days
Weighted average exercise price	$ 6.5
$12.02 – $21.35 [Member]
Outstanding
Range of exercise price, minimum	12.02
Range of exercise price, maximum	$ 21.35
Number of options | shares	12,842
Weighted average remaining contractual life (years)	2 years 3 months 7 days
Weighted average exercise price	$ 17.34
Exercisable
Number of options | shares	12,842
Weighted average remaining contractual life (years)	2 years 3 months 7 days
Weighted average exercise price	$ 17.34
Performance-based Stock Options [Member] | $ 0.00 [Member]
Outstanding
Range of exercise price	$ 0
Number of options | shares	1,484,950
Weighted average remaining contractual life (years)	99 years 18 days
Weighted average exercise price	$ 0
Exercisable
Number of options | shares	0
Weighted average exercise price	$ 0